Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents earnings per share for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Net (loss) income	$(757,887)	$1,476,096
Series A preferred stock dividend declared	(3,906)	(3,906)

Net (loss) income allocable to common stock	$(761,793)	$1,472,190

Weighted-average shares outstanding — basic and diluted	19,487,460	19,487,460
(Loss) earnings per share — basic and diluted	$(0.04)	$0.08

The following table presents earnings per share for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Net (loss) income	$(12,355,727)	$5,255,730
Series A preferred stock dividend declared	(15,624)	(15,624)

Net (loss) income allocable to common stock	$(12,371,351)	$5,240,106

Weighted-average shares outstanding — basic and diluted	19,487,460	18,813,066
(Loss) earnings per share — basic and diluted	$(0.63)	$0.28

Dividends Declared	The following table presents distributions per share, declared and paid during the years ended December 31, 2021 and 2020, reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Section 857(b)(3)(C) of the Internal Revenue Code and Treasury Regulation §
1.857-6(e):

	Years Ended December 31,
	2021	2020
Ordinary income	$0.07	$0.48
Capital gain	0.06	—
Return of capital	0.75	0.68

	$0.88	$1.16